MONEY MARKET OBLIGATIONS TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 MARCH 1, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  MONEY MARKET OBLIGATIONS TRUST (the "Trust" or "Registrant")
             Alabama Municipal Cash Trust
             Arizona Municipal Cash Trust
             California Municipal Cash Trust
             Connecticut Municipal Cash Trust
             Federated Tax-Free Trust
             Florida Municipal Cash Trust
             Georgia Municipal Cash Trust
             Maryland Municipal Cash Trust
             Massachusetts Municipal Cash Trust
             Michigan Municipal Cash Trust
             Minnesota Municipal Cash Trust
             New Jersey Municipal Cash Trust
             New York Municipal Cash Trust
             North Carolina Municipal Cash Trust
             Ohio Municipal Cash Trust
             Pennsylvania Municipal Cash Trust
             Virginia Municipal Cash Trust
                 (the "Funds")
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950


Dear Sir or Madam:


     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust, with respect to the Funds, hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 87 on February 28, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                   Very truly yours,


                                                   /s/ George F. Magera
                                                   George F. Magera
                                                   Assistant Secretary